ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Schedule of accrued expenses
	2016	2015
Compensation	$74	$72
Professional fees	1,498	83
Other	179	196
Total accrued expenses	$1,751	$351